Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

Darwei Kung has been added as a portfolio manager of the funds and is responsible for the day-to-day management of each fund.

The following information replaces the existing tables for DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund in “Part I: Appendix I-D – Portfolio Management” of the funds Statement of Additional Information. The information for Darwei Kung is provided as of April 30, 2023.

Fund Ownership of Portfolio Managers

DWS Multi-Asset Conservative Allocation Fund

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Darwei Kung	$0	$500,001 - $1,000,000

DWS Multi-Asset Moderate Allocation Fund

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Darwei Kung	$0	$500,001 - $1,000,000

Conflicts of Interest

DWS Multi-Asset Conservative Allocation Fund

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Darwei Kung	5	$2,497,965,873	0	$0

DWS Multi-Asset Moderate Allocation Fund

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Darwei Kung	5	$2,541,133,755	0	$0

June 27, 2023

SAISTKR23-13

DWS Multi-Asset Conservative Allocation Fund

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Darwei Kung	2	$220,624,212	0	$0

DWS Multi-Asset Moderate Allocation Fund

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Darwei Kung	2	$220,624,212	0	$0

DWS Multi-Asset Conservative Allocation Fund

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Darwei Kung	0	$0	0	$0

DWS Multi-Asset Moderate Allocation Fund

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Darwei Kung	0	$0	0	$0

Please Retain This Supplement for Future Reference

June 27, 2023

SAISTKR23-13